Expenses and Other Income - Summary of Expenses and Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Employee benefits expense:
Wages, salaries and redundancies	$ 4,399,000	$ 3,706,000	$ 3,683,000
Employee share awards	123,525	128,999	138,275
Social security costs	3,000	2,000	4,000
Pension and other post-retirement obligations	316,000	283,000	292,000
Less employee benefits expense classified as exploration and evaluation expenditure	(119,000)	(65,000)	(85,000)
Changes in inventories of finished goods and work in progress	(334,000)	(326,000)	496,000
Raw materials and consumables used	4,940,000	5,509,000	4,591,000
Freight and transportation	2,037,000	1,981,000	2,378,000
External services	5,260,000	4,404,000	4,745,000
Third party commodity purchases	2,230,000	1,139,000	1,069,000
Net foreign exchange losses/(gains)	310,000	(603,000)	(147,000)
Fair value change on derivatives	145,000	422,000	8,000
Government royalties paid and payable	3,217,000	2,362,000	2,538,000
Exploration and evaluation expenditure incurred and expensed in the current period	430,000	517,000	516,000
Depreciation and amortisation expense	6,824,000	6,112,000	5,829,000
Net impairments:
Property, plant and equipment	2,583,000	494,000	250,000
Goodwill and other intangible assets	52,000		14,000
All other operating expenses	2,083,000	2,709,000	1,703,000
Total expenses	34,500,000	28,775,000	28,022,000
Insurance recoveries	(46,000)	(489,000)	(57,000)
Other income	(464,000)	(288,000)	(336,000)
Total other income	$ (510,000)	$ (777,000)	$ (393,000)